11. GE Royalty Obligation - GE Royalty Obligation (Details) - Quarter Three Report [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Tier 1 | Minimum
Net Sales in Contract Year	$ 0
Percentage of the Contract Year Net Sales owed to GE	7.00%
Tier 1 | Maximum
Net Sales in Contract Year	$ 50,000,000
Tier 2 | Minimum
Net Sales in Contract Year	$ 50,000,001
Percentage of the Contract Year Net Sales owed to GE	6.00%
Tier 2 | Maximum
Net Sales in Contract Year	$ 100,000,000
Tier 3 | Minimum
Net Sales in Contract Year	$ 100,000,001
Percentage of the Contract Year Net Sales owed to GE	5.00%